Long Term Debt - Term Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2017 INR (₨)	Aug. 31, 2017 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2017 INR (₨)
Debt Instrument [Line Items]
Proceeds from issuance of US$ Senior Notes			₨ 31,260,069	$ 480,112
Debt instrument carrying amount			53,108,823		$ 815,678		₨ 32,697,568
5.5% Senior Notes [Member] | Azure Power Energy Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.50%					5.50%
Proceeds from issuance of US$ Senior Notes	₨ 31,260,118	$ 490,669
Discount on issuance of senior notes	₨ 8,601					$ 135
Percentage of discount on issuance of senior notes	0.03%	0.03%
Debt issuance expense	₨ 585,832		540,687		8,304	$ 9,195
Debt instrument maturity date	Nov. 30, 2022	Nov. 30, 2022
Debt instrument carrying amount			₨ 31,981,466		$ 491,191